CONSOLIDATED INCOME STATEMENT € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Consolidated income statement
Revenue		$ 8,596		$ 7,014		$ 5,795
Cost of sales		(7,210)		(5,786)		(4,817)
Gross profit/(loss)		1,386		1,228		978
Sales, general and administration expenses		(450)		(462)		(353)
Intangible amortization		(264)		(191)		(122)
Operating profit/(loss)		672		575		503
Finance expense		(671)		(769)		(590)
Finance income				88
Profit/(loss) before tax		1		(106)		(87)
Income tax (charge)/credit		40		(66)		(48)
Profit/(loss) for the year		41		(172)		(135)
Profit/(loss) attributable to:
Owners of the parent	€ 31	38	€ (155)	(172)	€ (120)	(135)
Noncontrolling interests		3
Before exceptional items
Consolidated income statement
Revenue		8,596		7,014		5,795
Cost of sales		(7,110)		(5,771)		(4,776)
Gross profit/(loss)		1,486		1,243		1,019
Sales, general and administration expenses		(401)		(332)		(305)
Intangible amortization		(264)		(191)		(122)
Operating profit/(loss)		821		720		592
Finance expense		(539)		(584)		(575)
Profit/(loss) before tax		282		136		17
Income tax (charge)/credit		(98)		(115)		(84)
Profit/(loss) for the year		184		21		(67)
Exceptional items
Consolidated income statement
Cost of sales		(100)		(15)		(41)
Gross profit/(loss)		(100)		(15)		(41)
Sales, general and administration expenses		(49)		(130)		(48)
Operating profit/(loss)		(149)		(145)		(89)
Finance expense		(132)		(185)		(15)
Finance income				88
Profit/(loss) before tax		(281)		(242)		(104)
Income tax (charge)/credit		138		49		36
Profit/(loss) for the year		$ (143)		$ (193)		$ (68)